Cash and Equivalents (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Equivalents [Abstract]
Cash, uninsured amount, average balance during period	$ 11,327,498	$ 13,403,045	$ 11,263,538
Federal funds sold, average balance during period	$ 4,511,838	$ 2,720,879	$ 458,457